Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Miners [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives	3 years